CAPITAL STOCK	12 Months Ended
Mar. 31, 2024
Equity [Abstract]
CAPITAL STOCK

16. CAPITAL STOCK

Ordinary Shares

We were incorporated as a Cayman Islands business company under the laws of the Cayman Islands on April 14, 2022. At incorporation, we were authorized to issue a maximum of 50,000,000 shares consisting of 500,000,000 ordinary shares, par value US$0.0001 each. On February 28, 2024, a 2-for-1 share split was conducted by the Company. After the share split and as of the date of this report, the authorized share capital of the Company consists of US$50,000 divided into 1,000,000,000 Ordinary Shares, par value US$0.00005 each, and the issued share capital of the Company consists of US$1,125 divided into 22,500,000 Ordinary Shares, par value of US$0.00005 each.